Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value EUR0.05
Amount Registered | shares	5,686,813
Proposed Maximum Offering Price per Unit	45.50
Maximum Aggregate Offering Price	$ 258,749,991.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,733.37
Offering Note	Includes 741,758 ordinary shares that may be purchased by the underwriters pursuant to their option to purchase additional ordinary shares. Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-284168) on January 7, 2025 (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the table in Item 14 of the Registration Statement.